CUSTOMER AND SUPPLIER CONCENTRATION (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Concentration Risk [Line Items]
Accounts Payable, Trade, Current	$ 5,787,900	$ 9,139,161
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Payable, Trade, Current	$ 9,507,491	$ 3,459,882
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.10%	14.90%
Customer Concentration Risk [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Supplier Concentration Risk [Member] | Trade Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	62.40%	63.50%